SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Income tax expense	$ 1,172	$ 150		$ 2,509
HONG KONG
Profit (loss) before income taxes	$ (15,899,998)	$ (2,038,461)	$ (3,726,580)	$ (1,039,994)
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense at statutory rate	$ (2,623,500)	$ (336,346)	$ (614,886)	$ (171,599)
Items not subject to taxes	(23,519)	(3,015)	(10,398)	(60,838)
Items not deductible from tax	9,265	1,188	33,264
Property and equipment	2,750	353	4,997	4,052
Valuation allowance	2,635,004	337,820	587,023	228,385
Under provision of prior years				2,509
Income tax expense				$ 2,509
SINGAPORE
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 212,305	$ 27,219	$ 4,507	$ 5,205
Items not subject to taxes			(4,507)	(5,205)
Valuation allowance	212,305	27,219
Under provision of prior years	1,172	150
Income tax expense	1,172	150
Profit (loss) before income taxes	$ (1,248,850)	$ 160,109	$ 26,510	$ 30,617